Summary of Significant Accounting Policies (Details) $ in Millions	12 Months Ended
Jun. 30, 2025 USD ($)
Summary of Significant Accounting Policies [Line Items]
Impact on revaluation amount (in Dollars)	$ 1.2
Software [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life	3 years
Trademarks and patents [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life	5 years
Certification ISO Standards [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life	3 years
Product development [Member] | Bottom of range [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life	20 years
Product development [Member] | Top of range [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life	25 years
Trademarks [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life	20 years
Customer loyalty [Member] | Bottom of range [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life	14 years
Customer loyalty [Member] | Top of range [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life	26 years
Research instruments [Member] | Bottom of range [Member]
Summary of Significant Accounting Policies [Line Items]
Useful lives	3 years
Research instruments [Member] | Top of range [Member]
Summary of Significant Accounting Policies [Line Items]
Useful lives	10 years
Office equipment [Member] | Bottom of range [Member]
Summary of Significant Accounting Policies [Line Items]
Useful lives	5 years
Office equipment [Member] | Top of range [Member]
Summary of Significant Accounting Policies [Line Items]
Useful lives	10 years
Vehicles [Member]
Summary of Significant Accounting Policies [Line Items]
Useful lives	5 years
Computer equipment and software [Member]
Summary of Significant Accounting Policies [Line Items]
Useful lives	3 years
Fixture and fittings [Member]
Summary of Significant Accounting Policies [Line Items]
Useful lives	10 years
Machinery and equipment [Member] | Bottom of range [Member]
Summary of Significant Accounting Policies [Line Items]
Useful lives	5 years
Machinery and equipment [Member] | Top of range [Member]
Summary of Significant Accounting Policies [Line Items]
Useful lives	10 years
Buildings [Member]
Summary of Significant Accounting Policies [Line Items]
Useful lives	50 years
Change in construction costs that impacts valuation	5.00%
Bottom of range [Member]
Summary of Significant Accounting Policies [Line Items]
Period from moment of sowing until the moment of harvest	5 months
Average payment terms	130 days
Top of range [Member]
Summary of Significant Accounting Policies [Line Items]
Period from moment of sowing until the moment of harvest	7 months
Average payment terms	160 days